Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits, beginning of period	$ 1,101	$ 707
Increases for current year tax positions	183	394
Foreign exchange impact	80
Unrecognized tax benefits, end of period	$ 1,364	$ 1,101